UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West T. Rowe Price Mid Cap Growth Fund

(Institutional Class, Initial Class and Class L)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2015

Sector	Percentage of Fund Investments
Consumer, Non-cyclical	23.13%
Industrial	17.42
Consumer, Cyclical	15.03
Technology	13.51
Financial	9.65
Communications	6.32
Energy	3.55
Basic Materials	2.54
Short Term Investments	8.85
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$1,018.00	$1.11*

Hypothetical	$1,000.00	$1,004.96	$3.41*
(5% return before expenses)

Initial Class
Actual	$1,000.00	$1,079.70	$5.30**

Hypothetical	$1,000.00	$1,019.70	$5.15**
(5% return before expenses)

Class L
Actual	$1,000.00	$1,077.40	$6.65**

Hypothetical	$1,000.00	$1,018.40	$6.46**
(5% return before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.68% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect share class’s inception date of May 1, 2015 through June 30, 2015.

** Expenses are equal to the Fund’s annualized expense ratio of 1.03% for the Initial Class shares, and 1.30% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 2.66%
75,000	Celanese Corp Class A	$5,391,000
21,900	Cytec Industries Inc	1,325,607
169,000	Franco-Nevada Corp	8,052,850
168,000	RPM International Inc	8,226,960
158,700	Silver Wheaton Corp	2,751,858

		25,748,275

Communications — 6.60%
132,729	Coupons.com Inc (a)(b)	1,432,146
194,000	DigitalGlobe Inc (a)	5,391,260
37,000	FactSet Research Systems Inc	6,012,870
53,000	GrubHub Inc (a)	1,805,710
448,000	JDS Uniphase Corp (a)	5,187,840
9,000	LinkedIn Corp Class A (a)	1,859,670
112,000	Motorola Solutions Inc	6,422,080
6,000	Netflix Inc (a)	3,941,640
13,000	Palo Alto Networks Inc (a)	2,271,100
298,900	T-Mobile US Inc (a)	11,588,353
36,000	TripAdvisor Inc (a)	3,137,040
187,000	VeriSign Inc (a)(b)	11,541,640
39,000	Zillow Group Inc Class A (a)(b)	3,382,860

		63,974,209

Consumer, Cyclical — 15.72%
19,000	AutoZone Inc (a)	12,671,100
75,000	BorgWarner Inc	4,263,000
272,000	CarMax Inc (a)	18,009,120
2,000	Chipotle Mexican Grill Inc (a)	1,209,980
110,000	Choice Hotels International Inc	5,967,500
84,000	Dollar General Corp	6,530,160
94,000	Fastenal Co (b)	3,964,920
226,000	Hanesbrands Inc	7,530,320
73,000	Harley-Davidson Inc	4,113,550
36,000	Harman International Industries Inc	4,281,840
84,000	L Brands Inc	7,201,320
94,000	Marriott International Inc Class A	6,992,660
165,800	Michaels Cos Inc (a)	4,461,678
66,700	Mobileye NV (a)	3,546,439
285,000	Norwegian Cruise Line Holdings Ltd (a)	15,971,400
66,000	O’Reilly Automotive Inc (a)	14,914,680
47,000	PVH Corp	5,414,400
1,031,000	Rite Aid Corp (a)	8,608,850
65,000	Royal Caribbean Cruises Ltd	5,114,850
17,000	Tesla Motors Inc (a)(b)	4,560,420
28,000	WABCO Holdings Inc (a)	3,464,160
121,000	Wolverine World Wide Inc	3,446,080

		152,238,427

Consumer, Non-cyclical — 24.19%
197,000	Alkermes PLC (a)	12,674,980
18,000	Alnylam Pharmaceuticals Inc (a)	2,157,660
198,000	Aramark Holdings Corp	6,132,060
351,100	Bruker Corp (a)	7,165,951

Shares		Fair Value

Consumer, Non-cyclical — (continued)
245,000	Catalent Inc (a)	$7,185,850
69,000	Cooper Cos Inc	12,279,930
187,000	DENTSPLY International Inc	9,639,850
128,000	Envision Healthcare Holdings Inc (a)	5,053,440
112,000	Equifax Inc	10,874,080
75,000	Gartner Inc Class A (a)	6,433,500
112,000	Global Payments Inc	11,586,400
75,000	Henry Schein Inc (a)	10,659,000
93,000	Hologic Inc (a)	3,539,580
112,000	Hospira Inc (a)	9,935,520
94,000	IDEXX Laboratories Inc (a)	6,029,160
23,000	Illumina Inc (a)	5,022,280
65,000	Incyte Corp Ltd (a)	6,773,650
25,000	Intuitive Surgical Inc (a)	12,112,500
9,000	Keurig Green Mountain Inc	689,670
65,000	ManpowerGroup Inc	5,809,700
94,000	MEDNAX Inc (a)	6,966,340
37,000	Sirona Dental Systems Inc (a)	3,715,540
188,000	Sprouts Farmers Market Inc (a)(b)	5,072,240
94,000	Teleflex Inc	12,732,300
56,000	Towers Watson & Co Class A	7,044,800
37,000	TransUnion (a)	928,700
47,000	TreeHouse Foods Inc (a)	3,808,410
37,000	Universal Health Services Inc Class B	5,257,700
226,000	Vantiv Inc Class A (a)	8,630,940
131,000	Verisk Analytics Inc Class A (a)	9,531,560
36,000	Vertex Pharmaceuticals Inc (a)	4,445,280
42,900	West Pharmaceutical Services Inc	2,491,632
168,000	WhiteWave Foods Co Class A (a)	8,211,840
94,000	Whole Foods Market Inc	3,707,360
		234,299,403

Energy — 3.72%
36,000	Cimarex Energy Co	3,971,160
56,000	Concho Resources Inc (a)	6,376,160
171,100	CONSOL Energy Inc (b)	3,719,714
131,000	EQT Corp	10,655,540
28,000	Pioneer Natural Resources Co	3,883,320
150,000	Range Resources Corp	7,407,000
		36,012,894

Financial — 10.09%
150,000	CBOE Holdings Inc	8,583,000
226,000	CoreLogic Inc (a)	8,969,940
376,000	FNF Group	13,908,240
150,000	HCC Insurance Holdings Inc	11,526,000
39,000	Intercontinental Exchange Inc	8,720,790
64,000	Jones Lang LaSalle Inc	10,944,000
132,000	LPL Financial Holdings Inc (b)	6,136,680
282,000	Progressive Corp	7,848,060
263,000	TD Ameritrade Holding Corp	9,683,660

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
243,200	Willis Group Holdings PLC	$11,406,080

		97,726,450

Industrial — 18.22%
47,000	Acuity Brands Inc	8,459,060
263,000	Agilent Technologies Inc	10,146,540
75,000	Allegion PLC	4,510,500
170,000	AMETEK Inc	9,312,600
19,000	Babcock & Wilcox Co (a)	623,200
94,000	Ball Corp	6,594,100
36,000	Cognex Corp	1,731,600
135,000	Colfax Corp (a)(b)	6,230,250
79,000	FEI Co	6,551,470
3,500	Graco Inc	248,605
157,000	IDEX Corp	12,337,060
56,400	JB Hunt Transport Services Inc	4,629,876
73,000	Kansas City Southern	6,657,600
224,000	Keysight Technologies Inc (a)	6,986,560
47,000	Martin Marietta Materials Inc	6,650,970
8,000	Mettler-Toledo International Inc (a)	2,731,680
37,000	Nordson Corp	2,881,930
156,000	Pall Corp	19,414,200
182,800	Rexnord Corp (a)	4,370,748
75,000	Roper Industries Inc	12,934,500
206,000	Sensata Technologies Holding NV (a)	10,864,440
375,000	Textron Inc	16,736,250
112,000	Trimble Navigation Ltd (a)	2,627,520
149,400	Waste Connections Inc	7,039,728
141,000	Xylem Inc	5,226,870

		176,497,857

Technology — 13.68%
67,800	Akamai Technologies Inc (a)	4,733,796
336,000	Altera Corp	17,203,200
638,000	Atmel Corp	6,287,490
16,184	Dropbox Inc (a)(c)(d)	309,134
94,000	Fidelity National Information Services Inc	5,809,200
262,000	Fiserv Inc (a)	21,701,460
37,000	Fortinet Inc (a)	1,529,210
13,000	Guidewire Software Inc (a)	688,090
130,800	IHS Inc Class A (a)	16,824,804
168,200	IMS Health Holdings Inc (a)	5,155,330
146,000	Microchip Technology Inc (b)	6,924,050
159,000	MSCI Inc Class A	9,786,450
134,000	Rackspace Hosting Inc (a)	4,983,460
149,000	Red Hat Inc (a)	11,313,570
34,000	ServiceNow Inc (a)(b)	2,526,540
75,000	SS&C Technologies Holdings Inc	4,687,500
112,300	Veeva Systems Inc Class A (a)(b)	3,147,769
25,050	WeWork Class A (a)(c)(d)	823,884
44,193	WeWork Series D-1 (a)(c)(d)	1,453,489
34,723	WeWork Series D-2 (a)(c)(d)	1,142,024
13,000	Workday Inc Class A (a)	993,070

Shares		Fair Value

Technology — (continued)
103,000	Xilinx Inc	$4,548,480
		132,572,000

TOTAL COMMON STOCK — 94.88% (Cost $634,276,864)		$919,069,515

CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.01%
254,930	Living Social Series E, 0.00%(a)(c)(d)	44,536

Technology — 0.23%
20,098	Dropbox Series A, 0.00%(a)(c)(d)	383,896
98,726	Dropbox Series A-1, 0.00%(a)(c)(d)	1,885,785
		2,269,681

TOTAL CONVERTIBLE PREFERRED STOCK — 0.24% (Cost $2,515,860)		$2,314,217

PREFERRED STOCK
Technology — 0.21%
60,643	Atlassian Inc Class A (a)(c)(d)	1,152,217
12,149	Atlassian Inc Series 1 (a)(c)(d)	230,831
32,529	Atlassian Inc Series 2 (a)(c)(d)	618,051
		2,001,099

TOTAL PREFERRED STOCK — 0.21% (Cost $1,685,136)		$2,001,099

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.55%
$ 17,341,000	Federal Farm Credit Banks Funding Corp
	0.01%, 07/01/2015	17,341,000
	Federal Home Loan Bank
19,448,000	0.02%, 07/06/2015	19,447,946
7,291,000	0.02%, 07/10/2015	7,290,963
		44,079,909

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — 4.70%
$ 2,276,779	Undivided interest of 11.71% in a repurchase agreement (principal amount/value $19,438,818 with a maturity value of $19,438,867) with BNP Paribas Securities Corp, 0.09%, dated 6/30/15 to be repurchased at $2,276,779 on 7/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 8/15/15 - 11/15/44, with a value of $19,827,594. (e)	$2,276,779

10,815,365	Undivided interest of 12.71% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $10,815,365 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (e)	10,815,365

10,815,365	Undivided interest of 12.71% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $10,815,365 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (e)	10,815,365

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 10,815,364	Undivided interest of 22.97% in a repurchase agreement (principal amount/value $47,085,288 with a maturity value of $47,085,471) with TD Securities (USA) Inc, 0.14%, dated 6/30/15 to be repurchased at $10,815,364 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 6/23/16 - 11/1/47, with a value of $48,026,994. (e)	$	10,815,364

10,815,364	Undivided interest of 23.27% in a repurchase agreement (principal amount/value $46,476,668 with a maturity value of $46,476,823) with Scotia Capital (USA) Inc, 0.12%, dated 6/30/15 to be repurchased at $10,815,364 on 7/1/15 collateralized by cash, a U.S. Treasury security and various U.S. Government Agency securities, 1.63% - 5.50%, 2/13/17 - 9/20/61, with a value of $47,392,605. (e)		10,815,364

			45,538,237

TOTAL SHORT TERM INVESTMENTS — 9.25% (Cost $89,618,146)		$	89,618,146

TOTAL INVESTMENTS — 104.58% (Cost $728,096,006)		$	1,013,002,977

OTHER ASSETS & LIABILITIES, NET — (4.58)%		$	(44,335,396)

TOTAL NET ASSETS — 100.00%		$	968,667,581

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2015.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Security is fair valued under procedures adopted by the Board of Directors.
(e)	Collateral received for securities on loan.

At June 30, 2015, the Fund held the following restricted securities:

Security	Coupon	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

Atlassian Inc Class A	N/A	04/09/2014	$970,288	$1,152,217	0.12%
Atlassian Inc Series 1	N/A	04/09/2014	194,384	230,831	0.02
Atlassian Inc Series 2	N/A	04/09/2014 - 05/20/2014	520,464	618,051	0.06
Dropbox Inc	N/A	05/01/2012	146,451	309,134	0.03
Dropbox Series A	0.00%	05/01/2012	181,869	383,896	0.04
Dropbox Series A-1	0.00%	05/01/2012	893,381	1,885,785	0.20
Living Social Series E	0.00%	04/01/2011	1,440,610	44,536	0.00
WeWork Class A	N/A	12/09/2014 - 05/26/2015	377,041	823,884	0.09
WeWork Series D-1	N/A	12/09/2014	735,866	1,453,489	0.15
WeWork Series D-2	N/A	12/09/2014	578,180	1,142,024	0.12

			$6,038,534	$8,043,847	0.83%

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West T. Rowe Price Mid Cap Growth Fund

ASSETS:
Investments in securities, fair value (including $44,531,486 of securities on loan)(a)	$967,464,740
Repurchase agreements, fair value(b)	45,538,237
Cash	183,484
Subscriptions receivable	3,849,554
Receivable for investments sold	1,182,316
Dividends receivable	297,827

Total Assets	1,018,516,158

LIABILITIES:
Payable to investment adviser	585,058
Payable for administrative services fees	235,809
Payable upon return of securities loaned	45,538,237
Redemptions payable	2,458,396
Payable for investments purchased	1,028,806
Payable for distribution fees	2,271

Total Liabilities	49,848,577

NET ASSETS	$968,667,581

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,331,919
Paid-in capital in excess of par	614,883,896
Net unrealized appreciation	284,906,971
Undistributed net investment loss	(1,343,966)
Accumulated net realized gain	64,888,761

NET ASSETS	$968,667,581

NET ASSETS BY CLASS
Initial Class	$749,132,330

Class L	$10,985,297

Institutional Class	$208,549,954

CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	31,613,201
Class L	1,213,682
Institutional Class	20,492,310

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$23.70

Class L	$9.05

Institutional Class	$10.18

(a) Cost of investments	$682,557,769
(b) Cost of repurchase agreements	$45,538,237

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West T. Rowe Price Mid Cap Growth Fund

INVESTMENT INCOME:
Interest	$5,025
Income from securities lending	175,954
Dividends	3,098,482
Foreign withholding tax	(12,229)

Total Income	3,267,232

EXPENSES:
Management fees	4,013,717
Administrative services fees - Initial Class	440,147
Administrative services fees - Class L	6,412
Investment administration fees	45,017
Audit fees	12,099
Bank and custodian fees	37,665
Distribution fees - Class L	12,404
Other	48,272

Total Expenses	4,615,733

Less amount reimbursed by investment adviser	4,510
Less amount waived by distributor - Class L	25

Net Expenses	4,611,198

NET INVESTMENT LOSS	(1,343,966)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	55,491,010
Net change in unrealized appreciation on investments	14,985,989

Net Realized and Unrealized Gain	70,476,999

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,133,033

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West T. Rowe Price Mid Cap Growth Fund

OPERATIONS:
Net investment loss	$(1,343,966)	$(3,313,074)
Net realized gain	55,491,010	107,761,612
Net change in unrealized appreciation (depreciation)	14,985,989	(3,026,699)

Net Increase in Net Assets Resulting from Operations	69,133,033	101,421,839

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	–	(6,238,647)
Class L	–	(162,801)

From net investment income	0	(6,401,448)

From net realized gains
Initial Class	–	(94,659,294)
Class L	–	(2,044,669)

From net realized gains	0	(96,703,963)

Total Distributions	0	(103,105,411)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	166,894,367	224,469,752
Class L	3,764,917	7,238,462
Institutional Class	215,928,750	N/A
Shares issued in reinvestment of distributions
Initial Class	–	100,897,941
Class L	–	2,207,470
Shares redeemed
Initial Class	(329,444,305)	(323,327,316)
Class L	(1,708,351)	(6,011,938)
Institutional Class	(11,197,478)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	44,237,900	5,474,371

Total Increase in Net Assets	113,370,933	3,790,799

NET ASSETS:
Beginning of period	855,296,648	851,505,849

End of period(a)	$968,667,581	$855,296,648

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	7,248,715	9,840,746
Class L	424,164	696,238
Institutional Class	21,582,263	N/A
Shares issued in reinvestment of distributions
Initial Class	–	4,512,982
Class L	–	254,745
Shares redeemed
Initial Class	(14,177,319)	(14,181,941)
Class L	(190,391)	(578,751)
Institutional Class	(1,089,953)	N/A

Net Increase	13,797,479	544,019

(a) Including undistributed net investment loss:	$(1,343,966)	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West T. Rowe Price Mid Cap Growth Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$21.98		$22.03		$17.56		$16.24		$18.31	$14.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)	(a)	(0.09)	(a)	(0.09)	(a)	(0.03)	(a)	0.23	–
Net realized and unrealized gain (loss)	1.76		2.95		6.45		2.24		(0.55)	4.12

Total From Investment Operations	1.72		2.86		6.36		2.21		(0.32)	4.12

LESS DISTRIBUTIONS:
From net investment income	–		(0.18)		(0.01)		(0.12)		(0.24)	–
From net realized gains	–		(2.73)		(1.88)		(0.77)		(1.51)	(0.76)

Total Distributions	0.00		(2.91)		(1.89)		(0.89)		(1.75)	(0.76)

NET ASSET VALUE, END OF PERIOD	$23.70		$21.98		$22.03		$17.56		$16.24	$18.31

TOTAL RETURN(b) (c)	7.97%	(d)	12.78%		36.36%		13.67%		(1.69%)	27.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$749,132		$847,059		$845,389		$677,541		$570,148	$553,984
Ratio of expenses to average net assets
Before reimbursement	1.03%	(e)	1.03%		1.03%		1.03%		1.04%	1.05%
After reimbursement	1.03%	(e)	1.03%		1.03%		1.03%		1.04%	1.05%
Ratio of net investment loss to average net assets
Before reimbursement	N/A		N/A		(0.42%)		(0.18%)		(0.53%)	(0.09%)
After reimbursement	(0.32%)	(e)	(0.39%)		(0.42%)		(0.17%)		(0.53%)	(0.09%)
Portfolio turnover rate(f)	16%	(d)	28%		29%		35%		42%	56%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West T. Rowe Price Mid Cap Growth Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$8.41		$10.07		$8.92		$8.75		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)	(b)	(0.07)	(b)	(0.07)	(b)	(0.03)	(b)	0.39
Net realized and unrealized gain	0.67		1.35		3.26		1.19		0.15

Total From Investment Operations	0.64		1.28		3.19		1.16		0.54

LESS DISTRIBUTIONS:
From net investment income	–		(0.21)		(0.16)		(0.22)		(0.40)
From net realized gains	–		(2.73)		(1.88)		(0.77)		(1.39)

Total Distributions	0.00		(2.94)		(2.04)		(0.99)		(1.79)

NET ASSET VALUE, END OF PERIOD	$9.05		$8.41		$10.07		$8.92		$8.75

TOTAL RETURN(c) (d)	7.74%	(e)	12.49%		36.06%		13.33%		5.58%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10,985		$8,237		$6,117		$888		$292
Ratio of expenses to average net assets
Before reimbursement and waiver	1.39%	(f)	1.80%		2.65%		6.91%		51.98%	(f)
After reimbursement and waiver	1.30%	(f)	1.30%		1.30%		1.27%		1.29%	(f)
Ratio of net investment loss to average net assets
Before reimbursement and waiver	N/A		N/A		(2.00%)		(5.97%)		(51.36%)	(f)
After reimbursement and waiver	(0.59%)	(f)	(0.67%)		(0.65%)		(0.33%)		(0.67%)	(f)
Portfolio turnover rate(g)	16%	(e)	28%		29%		35%		42%

(a)	Class L inception date was August 12, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived and expenses reimbursed. Without the waiver and expense reimbursement, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West T. Rowe Price Mid Cap Growth Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.00	(c)
Net realized and unrealized gain	0.18

Total From Investment Operations	0.18

LESS DISTRIBUTIONS:
From net investment income	–

Total Distributions	0.00

NET ASSETS VALUE, END OF PERIOD	$10.18

TOTAL RETURN(d) (e)	1.80%	(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$208,550
Ratio of expenses to average net assets
Before reimbursement	0.68%	(g)
After reimbursement	0.68%	(g)
Ratio of net investment income to average net assets	0.07%	(g)
Portfolio turnover rate(h)	16%	(f)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Total return shown net of expenses reimbursed. Without the expense reimbursement, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including

  Semi-Annual Report - June 30, 2015

model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, benchmark securities, operating matrix, company financials, reference data including market research publications and exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

  Semi-Annual Report - June 30, 2015

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$915,340,984 $	— $	3,728,531 $	919,069,515
Convertible Preferred Stock	—	—	2,314,217	2,314,217
Preferred Stock	—	—	2,001,099	2,001,099
Short Term Investments	—	89,618,146	—	89,618,146

Total Assets	$915,340,984 $	89,618,146 $	8,043,847 $	1,013,002,977

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

  Semi-Annual Report - June 30, 2015

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$728,746,360

Gross unrealized appreciation on investments	299,929,186
Gross unrealized depreciation on investments	(15,672,569)

Net unrealized appreciation on investments	$284,256,617

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.65% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. The Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding administrative services fees and distribution fees, of 0.70% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser was required by contract to reimburse the Fund for any expenses which exceeded an annual

  Semi-Annual Report - June 30, 2015

rate, including management fees and expenses paid directly by the Fund, excluding distribution fees, of 1.05% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Fund is not responsible for payment of the sub-advisory fees.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $172,716,039 and $142,873,778, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $44,531,486 and received collateral of $45,538,237 for such loan which was invested in repurchase agreements collateralized by cash, U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

  Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West T. Rowe Price Mid Cap Growth Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio manager responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.

The Board noted that for the one-, three-, five- and ten- year periods ended December 31, 2014, the Fund was in the first quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) and outperformed its benchmark for the one-, five- and ten-year periods ended December 31, 2014. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (ii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median and average contractual management fee of its peer group of funds, the Fund’s Management Fee Less Administrative Services Fee was lower than the median and average management fee less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was below the average total annual expense ratio of the funds in its peer group and peer universe and in the first quartile of its peer group of funds (with the first quartile being the lowest expense and the fourth quarter being the highest expense).

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015